UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Peter V. Bonanno, Esq.	Copies to:
Goldman, Sachs & Co.	Jack W. Murphy, Esq.
One New York Plaza	Dechert LLP
New York, New York 10004	1775 I Street, NW
Washington, D.C. 20006

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: March 31

Date of reporting period: September 30, 2007

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semiannual Report to Stockholders is filed herewith.

Goldman Sachs Funds

INFLATION PROTECTED SECURITIES FUND	Semiannual Report September 30, 2007

Goldman Sachs Inflation Protected Securities Fund

The Goldman Sachs Inflation Protected Securities Fund invests primarily in inflation protected securities of varying maturities issued by the U.S. Treasury and other U.S. and non-U.S. Government agencies and corporations. The remainder of the Fund’s assets may be invested in other fixed income securities, including U.S. Government securities, asset-backed securities, mortgage-backed securities, corporate securities, high yield securities and securities issued by foreign corporate and governmental issuers. Inflation protected securities are fixed income securities whose interest and principal payments are periodically adjusted according to the rate of inflation. The market value of inflation protected securities is not guaranteed, and will fluctuate in response to changes in real interest rates. Fixed income securities are subject to the risks associated with debt securities, including credit and interest rate risk. High yield, lower rated fixed income securities involve greater price volatility and present greater risks than higher rated fixed income securities. Fixed income securities issued by foreign or emerging market issuers are less liquid and are subject to greater price volatility than U.S. securities and will be subject to the risks of currency fluctuations and fluctuations due to sudden economic or political developments.

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

PORTFOLIO RESULTS
Inflation Protected Securities Fund
Dear Shareholder,
This report provides an overview on the performance of the Goldman Sachs Inflation Protected Securities Fund during the period from its inception on August 31, 2007 through September 30, 2007.
  Performance Review

For the short period from its inception on August 31, 2007 through September 30, 2007, the Fund’s Class A, C and Institutional Shares generated cumulative total returns, without sales charges, of 1.12%, 1.06%, and 1.05%, respectively. These returns compare to the 1.33% cumulative total return of the Fund’s benchmark, the Lehman Brothers U.S. TIPS Index, over the same time period.

The Fund’s duration and term-structure positioning detracted from performance over this period. The Fund had a short-duration position relative to its benchmark, which was a negative contributor to performance as yields fell over the period.

INVESTMENT OBJECTIVE

The Fund seeks real return consistent with preservation of capital. Real return is the return on an investment adjusted for inflation.
  Portfolio Composition

The Fund invests primarily in inflation protected securities of varying maturities issued by the U.S. Treasury and other U.S. and non-U.S. government agencies and corporations. The Fund can also diversify its portfolio by investing in other fixed income securities such as U.S. government, asset-backed, mortgage-backed, corporate securities and high yield, as well as securities issued by foreign corporate and government issuers.

Inflation protected securities are income-generating instruments whose interest and principal payments are adjusted for inflation. The inflation adjustment, which is typically applied daily to the principal of the bond, follows a designated inflation index, such as the Consumer Price Index for Urban Consumers (CPIU).

The Fund can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation protected bonds typically have lower yields than conventional fixed-rate bonds.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs U.S. Fixed Income Investment Management Team

October 18, 2007

FUND BASICS
Inflation Protected Securities Fund
as of September 30, 2007

PERFORMANCE REVIEW

	Fund Total Return	Lehman Brothers
August 31, 2007–September 30, 2007	(based on NAV)[1]	U.S. TIPS Index[2]

Class A	1.12%	1.33%
Class C	1.06	1.33
Institutional	1.05	1.33

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.
[2]	The Lehman Brothers U.S. TIPS Index represents securities that protect against adverse inflation and provide a minimum level of real return. To be included in this index, bonds must have cash flows linked to an inflation index, be sovereign issues denominated in U.S. currency, and have more than one year to maturity, and, as a portion of the index, total a minimum amount outstanding of 100 million U.S. dollars. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.
STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS

For the period ended 9/30/07	Since Inception	Inception Date

Class A	-3.42%	8/31/07
Class C	0.06	8/31/07
Institutional	1.05	8/31/07

The Standardized Total Returns are average annual or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 4.5% for Class A Shares and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at: www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
EXPENSE RATIOS[3]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	0.67%	1.85%
Class C	1.42	2.60
Institutional	0.33	1.51

[3]	The expense ratios of the Fund, both current (net of any fee waivers or expense limitations) and before waivers (gross of any fee waivers or expense limitations), are as set forth above according to the most recent publicly available Prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. The waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, the expense ratios may change without shareholder approval.

FUND BASICS
SECTOR ALLOCATION[4]
Percentage of Net Assets as of 9/30/07

[4]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Short-term investments represent repurchase agreements. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND
Schedule of Investments
September 30, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
U.S. Treasury Obligations – 91.3%

United States Treasury Inflation Protected Securities
$619,040	4.250%	01/15/10	$648,299
944,496	2.375	04/15/11	950,620
1,587,796	1.875	07/15/13	1,562,490
1,338,625	1.875	07/15/15	1,303,173
1,105,544	2.625	07/15/17	1,139,574
2,324,048	2.375	01/15/27	2,352,373

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $7,892,717)			$7,956,529

Repurchase Agreement(a) – 4.6%

Joint Repurchase Agreement Account II
$400,000	5.116%	10/01/07	$400,000
Maturity Value: $400,171
(Cost $400,000)

TOTAL INVESTMENTS – 95.9%
(Cost $8,292,717)			$8,356,529

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.1%			354,215

NET ASSETS – 100.0%			$8,710,744

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Joint repurchase agreement was entered into on September 28, 2007. Additional information appears on page 5.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At September 30, 2007, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

U.S. Treasury Bonds	(2)	December 2007	$(222,688)	$(1,295)
5 Year U.S. Treasury Notes	3	December 2007	321,094	997

TOTAL				$(298)

JOINT REPURCHASE AGREEMENT ACCOUNT II — At September 30, 2007, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $400,000, in principal amount.

REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

ABN Amro, Inc.	$2,000,000,000	5.14%	10/01/07	$2,000,856,667

Banc of America Securities LLC	2,000,000,000	5.10	10/01/07	2,000,850,000

Barclays Capital PLC	3,520,000,000	5.12	10/01/07	3,521,501,867

Bear Stearns	250,000,000	5.15	10/01/07	250,107,292

Citigroup Global Markets, Inc.	3,500,000,000	5.15	10/01/07	3,501,502,083

Credit Suisse Securities (USA) LLC	66,000,000	5.10	10/01/07	66,028,050

Deutsche Bank Securities, Inc.	2,926,000,000	5.10	10/01/07	2,927,243,550

Greenwich Capital Markets	500,000,000	5.10	10/01/07	500,212,500

UBS Securities LLC	1,700,000,000	5.07	10/01/07	1,700,718,250

UBS Securities LLC	766,700,000	5.10	10/01/07	767,025,847

Wachovia Bank	250,000,000	5.10	10/01/07	250,106,250

TOTAL				$17,486,152,356

At September 30, 2007, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 3.100% to 6.900%, due 12/18/07 to 01/17/17; Federal Home Loan Bank, 4.500%, due 12/14/07; Federal Home Loan Mortgage Association, 3.000% to 15.000%, due 10/01/07 to 09/01/47; Federal National Mortgage Association, 3.500% to 10.000%, due 10/01/07 to 09/01/47; Government National Mortgage Association, 5.000% to 9.000%, due 10/15/09 to 08/15/37. The aggregate market value of the collateral, including accrued interest, was $17,886,309,218.
The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND
Statement of Assets and Liabilities
September 30, 2007 (Unaudited)

Assets:

Investments in securities, at value (identified cost $8,292,717)	$8,356,529
Cash	77,200
Receivables:
Fund shares sold	233,422
Interest, at value	45,585
Reimbursement from adviser	28,611
Deferred offering costs	110,197

Total assets	8,851,544

Liabilities:

Payables:
Amounts owed to affiliates	1,731
Accrued expenses and other liabilities	139,069

Total liabilities	140,800

Net Assets:

Paid-in capital	8,644,451
Accumulated distributions in excess of net investment income	(1,239)
Accumulated net realized gain on investments	4,018
Net unrealized gain on investments and futures	63,514

NET ASSETS	$8,710,744

Net Assets:
Class A	$10,120
Class C	10,114
Institutional	8,690,510

Shares Outstanding:
Class A	1,002
Class C	1,002
Institutional	860,868

Total shares outstanding, $0.001 par value (unlimited number of shares authorized)	862,872

Net asset value, offering and redemption price per share:(a)
Class A	$10.10
Class C	10.10
Institutional	10.09

(a)	Maximum public offering price per share (NAV per share multiplied by 1.0475) for Class A shares is $10.58. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current NAV or the original purchase price of the shares.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND
Statement of Operations
For the Period Ended September 30, 2007(a) (Unaudited)

Investment income:

Interest	$12,752

Total investment income	12,752

Expenses:

Amortization of offering costs	8,803
Professional fees	6,986
Custody and accounting fees	5,326
Printing fees	3,803
Management fees	1,966
Registration fees	888
Trustee fees	849
Transfer Agent fees(b)	240
Distribution and Service fees(c)	9
Other	2,219

Total expenses	31,089

Less — expense reductions	(29,096)

Net expenses	1,993

NET INVESTMENT INCOME	10,759

Realized and unrealized gain (loss) on investments and futures transactions:

Net realized gain from investment transactions	4,018
Unrealized gain (loss) on:
Investments	63,812
Futures	(298)

Net realized and unrealized gain on investments and futures transactions	67,532

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$78,291

(a)	Commenced operations on August 31, 2007.
(b)	Class A, Class C and Institutional Class had Transfer Agent fees of $1, $1 and $238, respectively.
(c)	Class A and Class C had Distribution and Service fees of $2 and $7, respectively.
The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND
Statement of Changes in Net Assets

For the
Period Ended
September 30, 2007(a)
(Unaudited)

From operations:

Net investment income	$10,759
Net realized gain on investment transactions	4,018
Unrealized gain on investments and futures	63,514

Net increase in net assets resulting from operations	78,291

Distributions to shareholders:

From net investment income
Class A Shares	(12)
Class C Shares	(6)
Institutional Shares	(11,980)

Total distributions to shareholders	(11,998)

From share transactions:

Net proceeds from sales of shares	8,632,453
Reinvestment of dividends and distributions	11,998

Net increase in net assets resulting from share transactions	8,644,451

TOTAL INCREASE	8,710,744

Net assets:

Beginning of period	—

End of period	$8,710,744

Accumulated distributions in excess of net investment income	$(1,239)

(a)	Commenced operations on August 31, 2007.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND
Notes to Financial Statements
September 30, 2007 (Unaudited)
1. ORGANIZATION
Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust includes the Inflation Protected Securities Fund (the “Fund”) which commenced operations on August 31, 2007. The Fund is a diversified portfolio offering three classes of shares — Class A, Class C and Institutional. Class A Shares of the Fund are sold with a front-end sales charge of up to 4.50%. Class C Shares of the Fund are sold with a contingent deferred sales charge of 1.00% during the first 12 months. Institutional Class Shares of the Fund are not subject to a sales charge. Goldman, Sachs & Co. (“Goldman Sachs”) as distributor of the Fund receives such sales charges of which a certain portion may be retained.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies consistently followed by the Fund. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.
A. Investment Valuation — Portfolio securities for which market quotations are readily available are valued at market value on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Certain instruments may be valued through the use of valuation models (matrix pricing) that take into account spread and yield changes on government instruments in the appropriate market. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Portfolio securities for which market quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Trust’s Board of Trustees.
B. Security Transactions and Investment Income — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. Net investment income (other than class specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class.
     Certain mortgage security paydown gains and losses are recorded as interest income (loss) and included in interest income in the accompanying Statements of Operations. Market discounts, original issue discount (OID) and market premiums on debt securities are accreted/amortized to interest income over the life of the security with a corresponding adjustment in the cost basis of that security.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND
Notes to Financial Statements (continued)
September 30, 2007 (Unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
C. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Fund on a straight-line and/or “pro-rata” basis depending upon the nature of the expense.
     Class A and Class C shareholders of the Fund bear all expenses and fees relating to their respective Distribution and Service Plans. Each class of shares of the Fund separately bears its respective class-specific Transfer Agency fees.
D. Federal Taxes and Distributions to Shareholders — It is the Fund’s policy to comply with the with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. Net capital losses are carried forward to future years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gain distributions.
     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules, which may differ from U.S. generally accepted accounting principles. Therefore, the source of the Fund’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gains, or as a tax return of capital.
E. Futures Contracts — The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Fund is required to segregate cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund, dependant on the fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Fund realizes a gain or loss which is reported in the Statement of Operations.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Fund’s strategies and potentially result in a loss.
F. Offering Costs — Offering costs paid in connection with the offering of shares of the Fund are amortized on a straight-line basis over 12 months from the date of commencement of operations.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
G. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other registered investment companies having management or investment advisory agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. In addition, the Fund’s credit exposure is to the underlying repurchase agreements counterparties on a pro-rata basis. With the exception of certain transaction fees, the Fund is not subject to any expenses in relation to these investments.
H. Segregation Transactions — The Fund may enter into certain derivative transactions to seek to increase total return. Futures contracts, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Fund is required to segregate liquid assets with a current value equal to or greater than the market value of the corresponding transactions.
I. Treasury Inflation-Protected Securities — The Fund may invest in Treasury Inflation-Protected Securities (TIPS), which are specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers (CPIU). The adjustments for interest income due to inflation are reflected in interest income on the Statement of Operations. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND
Notes to Financial Statements (continued)
September 30, 2007 (Unaudited)
3. AGREEMENTS
A. Management Agreement — GSAM, an affiliate of Goldman Sachs, serves as investment adviser pursuant to a Management Agreement (the “Agreement”) with the Trust on behalf of the Fund. Under the Agreement, GSAM manages the Fund, subject to the general supervision of the Trust’s Board of Trustees.
     As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Fund’s business affairs, including providing facilities, GSAM is entitled to a fee (“Management fee”) computed daily and payable monthly, equal to an annual percentage rate of the Fund’s average daily net assets.
     For the period ended September 30, 2007, GSAM received a Management fee on a contractual basis at the following rates:

Contractual Management Rate
				Effective Net
				Management
Up to $1	Next $1	Over $2	Effective	Rate
billion	billion	billion	Rate	(after waiver)*

0.33%	0.30%	0.28%	0.33%	0.25%

*	GSAM voluntarily agreed to waive a portion of its Management fees in order to achieve an effective rate of 0.25%, of the Fund’s average daily net assets. For the period ended September 30, 2007, GSAM waived approximately $500 in Management fees.
B. Distribution Agreement and Service Plan — The Trust, on behalf of the Fund, has adopted Distribution and Service Plans (the “Plans”). Under the Plans, Goldman Sachs and/or authorized dealers are entitled to a monthly fee for distribution services equal to, on an annual basis, 0.25% and 0.75% of the average daily net assets attributable to Class A and Class C Shares, respectively. Additionally, Goldman Sachs and/or authorized dealers are entitled to receive, under the Plans, a separate fee for personal and account maintenance services equal to, on an annual basis, 0.25% of the average daily net assets attributable Class C Shares.
     Goldman Sachs serves as Distributor of the shares of the Fund pursuant to a Distribution Agreement. Goldman Sachs may retain a portion of the Class A sales load and Class C contingent deferred sales charges. During the period ended September 30, 2007, Goldman Sachs did not retain any amounts from Class A or Class C Shares.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

3. AGREEMENTS (continued)
C. Transfer Agency Agreement — Goldman Sachs serves as the Transfer Agent of the Fund for a fee. The fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: 0.13% of the average daily net assets for Class A and Class C Shares and 0.04% of the average daily net assets for Institutional Shares.
D. Other Agreements — GSAM has voluntarily agreed to limit certain “Other Expenses” of the Fund (excluding Management fees, Distribution and Service fees, Transfer Agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any custody and transfer agent fee credit reductions) to the extent such expenses exceed, on an annual basis, 0.044% of the average daily net assets of the Fund. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. For the period ended September 30, 2007, GSAM reimbursed the Fund approximately $28,600.
     At September 30, 2007, the amounts owed to affiliates were approximately $1,500 and $200 for Management and Transfer Agent fees, respectively.
4. PORTFOLIO SECURITIES TRANSACTIONS
The cost of purchases and proceeds from sales and maturities of U.S. Government and agency obligations securities for the period ended September 30, 2007, were $8,100,486 and $209,940, respectively.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND
Notes to Financial Statements (continued)
September 30, 2007 (Unaudited)
5. LINE OF CREDIT FACILITY
The Fund participates in a $450,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other registered investment companies having management or investment advisory agreements with GSAM or affiliates. Under the most restrictive arrangement under the facility, the Fund must own securities having a market value in excess of 300% of the Fund’s total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate plus a spread. The committed facility also requires a fee to be paid by the Fund based on the amount of the commitment that has not been utilized. For the period ended September 30, 2007, the Fund did not have any borrowings under this facility.
6. TAX INFORMATION
At September 30, 2007, the Fund’s aggregate cost stated in the accompanying Statement of Assets and Liabilities also represent the aggregate cost for U.S. federal income tax purposes.
7. OTHER MATTERS
New Accounting Pronouncements — On September 15, 2006, the FASB released Statement Financial Accounting Standard No. 157, “Fair Value Measurement” (“FAS 157”), which provides enhanced guidance for using fair value to measure assets and liabilities. FAS 157 requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity’s financial performance. FAS 157 does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The adviser does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

8. SUMMARY OF SHARE TRANSACTIONS
Share activity is as follows:

	For the Period Ended
	September 30, 2007(a)
	(Unaudited)

	Shares	Dollars

Class A Shares
Shares sold	1,001	$10,010
Reinvestment of dividends and distributions	1	12

	1,002	10,022

Class C Shares
Shares sold	1,001	10,010
Reinvestment of dividends and distributions	1	7

	1,002	10,017

Institutional Shares
Shares sold	859,681	8,612,433
Reinvestment of dividends and distributions	1,187	11,979

	860,868	8,624,412

NET INCREASE	862,872	$8,644,451

(a)	Commenced operations on August 31, 2007.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout the Period

		Income from
		investment operations
					Distributions
	Net asset				to shareholders
	value,	Net	Net realized	Total from	from net
	beginning	investment	and unrealized	investment	investment
Year - Share Class	of period	income(a)	gain	operations	income

FOR THE PERIOD ENDED SEPTEMBER 30, (UNAUDITED)

2007 - A(d)	$10.00	$—	$0.11	$0.11	$(0.01)
2007 - C(d)	10.00	—	0.11	0.11	(0.01)
2007 - Institutional(d)	10.00	0.01	0.09	0.10	(0.01)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns could be reduced if sales or redemption charges were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Annualized.
(d)	The fund commenced operations on August 31, 2007.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

					Ratios assuming no
					expense reductions
				Ratio of
		Net assets,	Ratio of	net investment	Ratio of	Ratio of
Net asset		end of	net expenses	income	total expenses	net investment	Portfolio
value, end	Total	period	to average	to average	to average	loss to average	turnover
of period	return(b)	(in 000s)	net assets(c)	net assets(c)	net assets(c)	net assets(c)	rate

$10.10	1.12%	$10	0.67%	1.40%	5.47%	(3.40)%	3%
10.10	1.06	10	1.42	0.66	6.22	(4.14)	3
10.09	1.05	8,691	0.33	1.78	5.13	(3.02)	3

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND
 Fund Expenses (Unaudited) — Period Ended September 30, 2007

As a shareholder of Class A, Class C or Institutional Shares of the Fund you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (with respect to Class A Shares), contingent deferred sales charges (loads) on redemptions (with respect to Class C Shares), and redemption fees (if any); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (with respect to Class A and Class C Shares); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C and Institutional Shares of the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 31, 2007 through September 30, 2007.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Expenses Paid for the
	Beginning Account	Ending Account		period ended
Share Class	Value 8/31/07	Value 9/30/07		9/30/07*

Class A
Actual	$1,000.00	$1,011.20		$0.50
Hypothetical 5% return	1,000.00	1,003.19	+	0.50

Class C
Actual	1,000.00	1,010.60		1.05
Hypothetical 5% return	1,000.00	1,002.64	+	1.05

Institutional
Actual	1,000.00	1,010.50		0.24
Hypothetical 5% return	1,000.00	1,003.45	+	0.24

*	Expenses for each share class are calculated using the Fund’s net annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the period ended September 30, 2007. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were 0.67%, 1.42% and 0.33% for Class A, Class C and Institutional Class, respectively.

+	Hypothetical expenses are based on the Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND
Statement Regarding Basis for Approval of Management Agreement (Unaudited)
Background
     The Inflation Protected Securities Fund (the “Fund”) is a newly-organized investment portfolio of Goldman Sachs Trust (the “Trust”) that commenced investment operations on August 31, 2007.
     In connection with the Fund’s organization, the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) for the Fund was approved by the Trustees, including all of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 14, 2007 (the “Meeting”) for an annual period ending June 30, 2008.
     At the Meeting the Trustees reviewed the Management Agreement as it applies to the Fund, including information regarding the terms of the Management Agreement; the nature, extent and quality of the Investment Adviser’s services; the fees and expenses to be paid by the Fund; the Investment Adviser’s anticipated costs; the Investment Adviser’s potential economies of scale; the Investment Adviser’s proposal to voluntarily reimburse certain expenses of the Fund that exceeded a specified level; other benefits to be derived by the Investment Adviser and its affiliates from their relationships with the Fund; and a comparison of the Fund’s fees and expenses with those paid by other similar mutual funds.
     In connection with the Meeting, the Trustees received written materials and oral presentations, and were advised by their independent legal counsel regarding their responsibilities under applicable law. In evaluating the Management Agreement at the Meeting, the Trustees relied upon their knowledge of the Investment Adviser resulting from their meetings and other interactions throughout the year. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent counsel, without representatives of the Investment Adviser or its affiliates present.
Nature, Extent and Quality of the Services Provided Under the Management Agreement and Investment Performance
     In connection with their approval of the Management Agreement for the Fund at the Meeting, the Trustees gave weight to various factors, but did not identify any particular factor as controlling their decision. As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and the other non-advisory services that would be provided by the Investment Adviser and its affiliates for the Fund. These included services as the Fund’s transfer agent and distributor. In addition, affiliates of the Investment Adviser would receive sales loads, distribution and service fees on the sale of certain classes of shares offered by the Fund. The Trustees concluded that the Investment Adviser was able to provide quality services to the Fund. In this regard, the Trustees noted that, although the Fund was new, the Investment Adviser did have past experience in managing other taxable fixed income portfolios for the Trust, and that many of the portfolio personnel who would be providing services to the Fund were currently providing services to certain of the Trust’s other portfolios. The Trustees believed that the investment returns of these other portfolios managed by the Investment Adviser generally had been within a competitive range.
Costs of Services Provided, Comparative Information and Profitability
     The Board of Trustees also considered the contractual fee rates payable by the Fund under the Management Agreement. In this regard, information on the fees payable by the Fund and the Fund’s projected total operating expense ratios were compared to similar information for comparable mutual funds advised by other, unaffiliated investment management firms. The comparisons of the Fund’s fee rates and total operating expense ratios were compiled by a third-party provider of mutual fund data (the “Outside Data Provider”). More particularly, the analyses compared the Fund’s management fee and projected expenses to a relevant peer group and category median. The Trustees believed that this information was useful in evaluating the reasonableness of the management fees payable by the Fund. In addition, the Trustees considered the Investment Adviser’s potential profitability with respect to the Fund.
Economies of Scale
     In connection with the approval of the Management Agreement at the Meeting, the Board approved the breakpoints in the contractual management fee rate at the following annual percentages of the average daily net assets of the Fund:

Inflation Protected
Securities Fund

First $1 billion	0.33%
Next $1 billion	0.30
Over $2 billion	0.28

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND
Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)
     In approving these fee breakpoints, the Trustees considered information regarding the Investment Adviser’s potential economies of scale, and whether the Fund and its shareholders would participate in the benefits of these economies. In this regard, the Trustees considered the Fund’s projected asset levels, the Investment Adviser’s anticipated expenses and the fee comparisons that had been provided. The Trustees noted again that the Fund was new and that the costs of the Investment Adviser in providing its services, and the related profitability information, would be reviewed periodically by the Trustees. The Trustees agreed that the fee breakpoints were a way to ensure that benefits of scalability would be passed along to shareholders at the specified asset levels. The Trustees also noted the Investment Adviser’s voluntary undertaking to limit the Fund’s “other expenses” ratio (excluding certain expenses) to a specified level.
Other Benefits to the Investment Adviser and Its Affiliates
     At the Meeting, the Trustees also considered the other benefits that would be derived by the Investment Adviser and its affiliates from the Fund as stated above, including the fees received by affiliates for transfer agency and distribution services.
Conclusion
     After deliberation and consideration of the information provided, including the factors described above, the Trustees concluded at the Meeting that the management fee payable by the Fund was reasonable in light of the services to be provided by the Investment Adviser, its anticipated costs and the Fund’s reasonably anticipated asset levels, and that the Management Agreement should be approved.

FUNDS PROFILE
Goldman Sachs Funds
Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.
Today, The Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With portfolio management teams located around the world — and $740.8 billion in assets under management as of June 30, 2007 — our investment professionals bring firsthand knowledge of local markets to every investment decision, making us one of the few truly global asset managers.
GOLDMAN SACHS FUNDS
In building a globally diversified portfolio, you can select from more than 60 Goldman Sachs Funds and gain access to investment opportunities across borders, investment styles, asset classes and security capitalizations.

Money Market Funds[1] Fixed Income Funds
▪  Enhanced Income Fund
▪  Ultra-Short Duration
Government Fund
▪  Short Duration Government Fund
▪  Short Duration Tax-Free Fund
▪  California AMT-Free
Municipal Fund[2] ▪  New York AMT-Free
Municipal Fund[2] ▪  Tennessee Municipal Fund
▪  Municipal Income Fund
▪  Government Income Fund
▪  Inflation Protected Securities Fund
▪  U.S. Mortgages Fund
▪  Core Fixed Income Fund
▪  Core Plus Fixed Income Fund
▪  Investment Grade Credit Fund
▪  Global Income Fund
▪  High Yield Municipal Fund
▪  High Yield Fund
▪ Emerging Markets Debt Fund	Domestic Equity Funds
▪  Balanced Fund
▪  Growth and Income Fund
▪  Structured Large Cap Value Fund
▪  Large Cap Value Fund
▪  Structured U.S. Equity Fund
▪  Structured U.S. Equity Flex Fund
▪  Structured Large Cap Growth Fund
▪  Capital Growth Fund
▪  Strategic Growth Fund
▪  Concentrated Growth Fund
▪  Mid Cap Value Fund
▪  Growth Opportunities Fund
▪  Small/ Mid Cap Growth Fund
▪  Structured Small Cap Equity Fund
▪  Structured Small Cap Value Fund
▪  Structured Small Cap Growth Fund
▪  Small Cap Value Fund

Asset Allocation Portfolios[3] Retirement Strategies Portfolios[3]	International Equity Funds
▪  Structured International Equity Fund
▪  Structured International Equity Flex Fund
▪  Strategic International Equity Fund
▪  Concentrated International Equity Fund[2] ▪  Japanese Equity Fund
▪  Structured International
Small Cap Fund
▪  International Small Cap Fund
▪  Asia Equity Fund
▪  Structured Emerging Markets Equity Fund
▪  Emerging Markets Equity Fund
▪  Concentrated Emerging Markets Equity Fund
▪  BRIC Fund (Brazil, Russia, India, China)

Specialty Funds[3] ▪  U.S. Equity Dividend and Premium Fund
▪  Structured Tax-Managed Equity Fund
▪  Real Estate Securities Fund
▪  International Real Estate Securities Fund
▪  Tollkeeper FundSM
▪ Commodity Strategy Fund

[1]	An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

[2]	Effective December 26, 2006, the International Equity Fund was renamed the Concentrated International Equity Fund. Effective June 1, 2007, the California Intermediate AMT-Free Municipal Fund was renamed the California AMT-Free Municipal Fund and the New York Intermediate AMT- Free Municipal Fund was renamed the New York AMT-Free Municipal Fund.

[3]	Individual Funds within the Asset Allocation, Retirement and Specialty categories will have various placement on the risk/return spectrum and may have greater or lesser risk than that indicated by the placement of the general Asset Allocation or Specialty category.
The Goldman Sachs Tollkeeper Fund SM is a registered service mark of Goldman, Sachs & Co.

GOLDMAN SACHS ASSET MANAGEMENT, L.P. 32 OLD SLIP, 32ND FLOOR, NEW YORK, NEW YORK 10005

TRUSTEES Ashok N. Bakhru, Chairman John P. Coblentz, Jr. Diana M. Daniels Patrick T. Harker James A. McNamara Jessica Palmer Alan A. Shuch Richard P. Strubel	OFFICERS James A. McNamara, President John M. Perlowski, Senior Vice President and Treasurer Peter V. Bonanno, Secretary

GOLDMAN, SACHS & CO. Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser
Visit our Web site at www.goldmansachsfunds.com to obtain the most recent month-end returns.
The reports concerning the Fund included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Fund in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Fund, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Fund. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities for the 12-month period ending June 30, 2008 will be available (I) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (II) on the Securities and Exchange Commission (“SEC”) Web site at http://www.sec.gov.
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q will be available on the SEC’s website at http://www.sec.gov within 60 days after the Fund’s first and third fiscal quarters. The Fund’s Form N-Q, when available, may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. Forms N-Q may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).
Holdings and allocations shown may not be representative of current or future investments. Holdings and allocations may not include the Fund’s entire investment portfolio, which may change at any time. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.
This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Please consider a Fund’s objectives, risks, and charges and expenses, and read the Prospectus carefully before investing. The Prospectus contains this and other information about the Fund.

Copyright 2007 Goldman, Sachs & Co. All rights reserved. 07-2103	IPSSAR / 0.5K / 11-07

ITEM 2.	CODE OF ETHICS.
Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Semiannual Report to Stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	December 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	December 7, 2007

By:	/s/ John M. Perlowski

John M. Perlowski
Treasurer/Principal Financial Officer
Goldman Sachs Trust

Date:	December 7, 2007